Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: November 9, 2021

Payment Date	11/15/2021
Collection Period Start	9/1/2021
Collection Period End	10/31/2021
Interest Period Start	10/27/2021
Interest Period End	11/14/2021

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$278,000,000.00	$89,592,140.12	$188,407,859.88	0.677726	Nov-22
Class A-2 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,356,483,000.00	$89,592,140.12	$1,266,890,859.88

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,356,483,994.50	$1,270,282,069.87	0.936452
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,356,483,994.50	$1,270,282,069.87
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$994.50	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$278,000,000.00	0.13428%	ACT/360	$19,701.86
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$74,592.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$179,487.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$54,802.80
Class B Notes	$13,565,000.00	1.29000%	30/360	$8,749.43
Class C Notes	$13,564,000.00	1.43000%	30/360	$9,698.26
Class D Notes	$13,564,000.00	1.68000%	30/360	$11,393.76
Total Notes	$1,356,483,000.00			$358,425.11

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,356,483,994.50	$1,270,282,069.87
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,356,483,994.50	$1,270,282,069.87
Number of Receivable Outstanding	66,324	64,261
Weight Average Contract Rate	3.89%	3.89%
Weighted Average Remaining Term (months)	60	58

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$8,505,884.00
Principal Collections	$85,993,278.92
Liquidation Proceeds	$20,467.34
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$94,519,630.26
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$94,519,630.26

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,260,806.66	$2,260,806.66	$—	$—	$92,258,823.60
Interest - Class A-1 Notes	$19,701.86	$19,701.86	$—	$—	$92,239,121.74
Interest - Class A-2 Notes	$74,592.00	$74,592.00	$—	$—	$92,164,529.74
Interest - Class A-3 Notes	$179,487.00	$179,487.00	$—	$—	$91,985,042.74
Interest - Class A-4 Notes	$54,802.80	$54,802.80	$—	$—	$91,930,239.94
First Allocation of Principal	$45,507,930.13	$45,507,930.13	$—	$—	$46,422,309.81
Interest - Class B Notes	$8,749.43	$8,749.43	$—	$—	$46,413,560.38
Second Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$32,848,560.38
Interest - Class C Notes	$9,698.26	$9,698.26	$—	$—	$32,838,862.12
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$19,274,862.12
Interest - Class D Notes	$11,393.76	$11,393.76	$—	$—	$19,263,468.36
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,699,468.36
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,699,468.36
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$2,308,258.37
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,308,258.37
Remaining Funds to Certificates	$2,308,258.37	$2,308,258.37	$—	$—	$—
Total	$94,519,630.26	$94,519,630.26	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,356,483,994.50	$1,270,282,069.87
Note Balance	$1,356,483,000.00	$1,266,890,859.88
Overcollateralization (Adjusted Pool Balance - Note Balance)	$994.50	$3,391,209.99
Target Overcollateralization Amount	$—	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	25	$208,645.71
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	8	$20,467.34
Monthly Net Losses (Liquidation Proceeds)			$188,178.37
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$188,178.37
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	55	$1,188,992.94
60-89 Days Delinquent	0.01%	4	$125,033.90
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.10%	59	$1,314,026.84

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$170,061.55
Total Repossessed Inventory	5	$146,271.66

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	4	$125,033.90
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		N/A
Current Collection Period		0.01%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.05%	28	0.04%

The table below presents accounts which received a short-term payment extension in the month of September 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.93	0.07%	44	0.07%